Note 13 - Income Tax - Reconciliation Between Statutory Income Tax Rate and the Effective Income Tax Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Tax expense at statutory rate	$ 0	$ 0	$ 0
Differences between Cayman and foreign tax rates	525	294	344
Withholding taxes on repatriation of subsidiary profits	383	286	351
Changes in valuation allowances for deferred income tax assets	196	3	91
Withholding taxes on interest income	83	83	83
Adjustments to prior years’ taxes	15	34	34
Alternative Minimum Tax on EMC stock sales	0	184	345
Changes in deferred income tax assets and liabilities	(202)	(8)	(224)
Other	(28)	61	147
Total	$ 972	$ 937	$ 1,171